1290 Essex Small Cap Growth Fund Investment Strategy - 1290 Essex Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small- and micro-capitalization companies (or other financial instruments that derive their value from the securities of such companies). For the Fund, a company is considered to be a “small-capitalization” company if, at the time of purchase, its market capitalization is less than or equal to the market capitalization of the largest company included within the Russell 2000® Growth Index. As of December 31, 2025, the market capitalizations of companies in the Russell 2000® Growth Index ranged from approximately $29.8 million to $37.6 billion. This capitalization range will change over time. The Fund’s investments include U.S. micro-cap companies, which, at the time of purchase, have capitalizations that place them among the smallest 5% of companies listed on U.S. exchanges. Although the Sub-Adviser seeks to diversify the Fund’s investments across industries and sectors, the Fund’s assets may, from time to time, be over-weighted or under-weighted to certain industries and sectors relative to its benchmark index, and the Fund may from time to time invest a substantial portion of its assets in one or a limited number of sectors. The Fund invests primarily in common stocks, but it also may invest in other securities that the Sub-Adviser believes provide opportunities for capital growth, such as rights and warrants to purchase common stocks. The Fund may invest up to 15% of its assets in foreign securities, including securities of companies based in developing countries and depositary receipts of foreign-based companies. The Fund may purchase put and call options on equity indexes and put and call options on exchange-traded funds tracking certain equity indexes to gain broad market exposure or for hedging purposes. The Sub-Adviser applies fundamental investment research techniques when deciding which stocks to buy or sell for the Fund, and typically: • Selects companies that demonstrate accelerating growth in earnings and revenues that the Sub-Adviser believes are undervalued given their financial strength. • Invests in companies from any sector of the market based on fundamental research and analysis of various characteristics. • Reviews and evaluates a company’s financial statements, sales and expense trends, earnings estimates, market position, and industry outlook. • Values a company against its history, industry, and the market to identify a relatively undervalued stock as compared to its potential growth. • Seeks to diversify investments across companies in different phases of growth and that have a variety of catalysts for growth, to help manage risk. Such catalysts may include a new technology, product or service, an increase in market share, an improving industry, a change in management or a corporate restructuring. The Fund may engage in active and frequent trading to achieve its investment objective. The Fund may sell all or a portion of a position in a security when the Sub-Adviser believes that a catalyst for growth is realized or adequate value is achieved, when the Sub-Adviser identifies a better investment opportunity, to minimize potential risks, to address a deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop, or for other investment reasons which the Sub-Adviser deems appropriate. While the Fund’s overall portfolio will focus on small- and micro-capitalization companies, the Sub-Adviser may decide to keep a company’s stock if it has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Growth Index, as described above.